Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025 / 2024	$ 19,739
2026 / 2025	17,455
2027 / 2026	12,714
2028 / 2027	6,451
2029 / 2028	4,095
Thereafter	40,226
Total undiscounted cash flows	100,680
Less: Imputed interest	(30,452)
Present value of lease liabilities	$ 70,228